Portfolio of Investments January 31, 2026
NMI
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 94.5%
109922750 MUNICIPAL BONDS - 94.5% 109922750
ALABAMA - 2.9%
$ 250,000 (a),(b) Baldwin County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, Novelis Corporation
Project, Series 2025B, (AMT), (Mandatory Put 6/01/32)
4 .625% 06/01/55 $ 252,071
710,000 (a) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025D, (Mandatory Put 8/01/35)
5 .000 12/01/55 761,942
260,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/49 270,311
1,035,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024B, (AMT)
4 .750 12/01/54 961,077
1,000,000 (a) Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 5, Series 2023A, (Mandatory Put
7/01/29)
5 .250 01/01/54 1,059,303
100,000 (b) Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project,
Refunding Series 2019A
5 .250 05/01/44 100,643
TOTAL ALABAMA 3,405,347
ARIZONA - 3.3%
275,000 Arizona Industrial Development Authority Education Revenue
Bonds, Academies of Math & Science Projects, Series 2023
5 .250 07/01/43 275,780
665,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2024
4 .250 07/01/44 595,849
1,495,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019A
5 .000 07/01/49 1,522,976
515,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .250 12/01/28 543,704
1,000,000 (b) Sierra Vista Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Desert Heights Charter
School Project, Refunding Series 2024
6 .125 06/01/57 939,315
TOTAL ARIZONA 3,877,624
ARKANSAS - 0.3%
200,000 (b) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2022, (AMT)
5 .450 09/01/52 200,638
200,000 Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2023, (AMT)
5 .700 05/01/53 203,366
TOTAL ARKANSAS 404,004
CALIFORNIA - 5.1%
655,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025C,
(Mandatory Put 10/01/33)
5 .000 12/01/55 701,237
250,000 California Housing Finance Agency, California, Multifamily
Housing Revenue Bonds, Power Station Block 7B, Limited
Obligation Senior Series 2024L
5 .200 12/01/27 254,530
395,000 (a) California Infrastructure and Economic Development Bank,
Revenue Bonds, Brightline West Passenger Rail Project, Green
Series 2025B, (AMT), (Mandatory Put 11/02/26)
12 .000 01/01/65 296,250
625,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2023B
5 .500 09/01/43 661,351
375,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2024A
5 .000 09/01/48 379,105
500,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 500,229
300,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A
7 .000 11/01/34 368,921

Portfolio of Investments January 31, 2026
(continued)
NMI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 525,000 Palm Desert, California, Special Tax Bonds, Community
Facilities District 2021-1 University Park, Series 2024
5 .000% 09/01/53 $ 531,470
500,000 (b) San Francisco City and County Special Tax District 2020-1,
California, Special Tax Bonds, Mission Rock Facilities and
Services, Shoreline Tax Zone 1 Series 2023C
5 .750 09/01/53 522,964
710,000 (b) San Francisco City and County, California, Special Tax
Bonds, Community Facilities District 2016-1 Treasure Island
Improvement Area 2, Series 2023A
5 .000 09/01/38 761,495
490,000 (b) San Francisco City and County, California, Special Tax
Bonds, Community Facilities District 2016-1 Treasure Island
Improvement Area 2, Series 2023A
5 .000 09/01/43 505,493
100,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Junior
Lien Series 2014B
5 .250 01/15/44 100,050
1,405,000 (b) Santa Barbara Housing Authority,California, Capital
Appreciation Housing Revenue Bonds, Subordinate Multifamily
Bonds, Jacaranda Court Series 2025A-S
0 .000 05/01/44 339,894
TOTAL CALIFORNIA 5,922,989
COLORADO - 9.3%
500,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Christian Living Neighborhoods Project, Refunding Series 2016
5 .000 01/01/37 500,267
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/44 1,026,730
1,395,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .000 12/01/43 1,422,827
250,000 Denver Health and Hospitals Authority, Colorado, Healthcare
Revenue Bonds, Series 2025A
6 .000 12/01/55 267,767
500,000 Erie Highlands Metropolitan District 2, Weld County, Colorado,
General Obligation Bonds, Limited Tax Series 2018A
5 .250 12/01/48 500,211
700,000 (b) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 711,409
140,000 Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 1,
Series 2024A-2
6 .500 12/01/43 144,134
250,000 (b) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 253,087
500,000 (b) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6 .625 12/01/56 493,525
500,000 (b) Parkdale Community Authority, Erie County, Colorado, Limited
Tax Supported Convertible Capital Appreciation Revenue
Bonds, District 2, Series 2024A
7 .750 12/01/53 431,261
500,000 (b) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
5 .000 12/01/41 468,745
523,000 (b) Platte River Metropolitan District, Weld County, Colorado,
General Obligation Bonds, Limited Tax Refunding Series
2023A
6 .500 08/01/53 532,163
500,000 Raindance Metropolitan District 1, Acting by and through its
Water Activity Enterprise In the Town of Windsor, Weld County,
Colorado, Non-Potable Water Enterprise Revenue Bonds,
Series 2020
5 .250 12/01/50 483,608
750,000 Silverstone Metropolitan District 3, Weld County, Colorado,
General Obligation and Special Revenue Bonds, Limited Tax
Series 2023
7 .750 12/01/45 765,076
500,000 (b) Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 4 Subdistrict B, Refunding & Improvement
Series 2024A
5 .750 12/01/54 501,855
1,275,000 (b) Ventana Metropolitan District, El Paso County, Colorado,
General Obligation Bonds, Limited Tax Refunding and
Improvement Series 2023A
6 .500 09/01/53 1,312,102
525,000 Waterview II Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A
4 .500 12/01/31 527,084

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 500,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .750% 12/01/52 $ 501,783
TOTAL COLORADO 10,843,634
DELAWARE - 0.1%
100,000 Delaware Health Facilities Authroity, Revenue Bonds, Beebe
Medical Center Project, Series 2018
5 .000 06/01/48 95,648
TOTAL DELAWARE 95,648
FLORIDA - 9.1%
250,000 (b) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2024
Project Series 2024
5 .250 05/01/55 247,530
730,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A
5 .000 09/01/33 730,804
500,000 (b) Bridgewalk Community Development District, Osceola County,
Florida, Special Assessment Bonds, Assessment Area 2 Series
2023
6 .500 12/15/53 526,581
550,000 (b) Capital Projects Finance Authority, Florida, Educational
Revenue Bonds, Imagine Kissimmee Charter Academy Project,
Series 2024
6 .500 06/15/54 560,328
500,000 (b) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
6 .000 08/15/63 487,320
1,000,000 (b) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, IPS Enterprises, Inc. Projects, Refunding Series 2023A
6 .250 06/15/53 1,016,784
140,000 Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, KIPP Miami North Campus Project, Refunding Series
2024A
6 .000 06/15/54 141,927
210,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School Income
Projects, Series 2023A
6 .500 06/15/38 226,885
1,000,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .500 07/01/53 750,000
360,000 (a),(b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 6/15/26)
10 .000 07/01/57 252,000
500,000 Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Priority Subordinated Series 2017A,
(AMT)
5 .000 10/01/42 506,665
255,000 (b) Hamilton Bluff Community Development District, Lake
Hamilton, Florida, Special Assessment Bonds, Area 1 Project,
Series 2024
5 .800 05/01/54 255,699
885,000 (b) Highland Trails Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Capital Improvement Series 2024
5 .850 05/01/54 902,516
150,000 Hobe-Saint Lucie Conservancy District, Florida, Special
Assessment Revenue Bonds, Improvement Unit 1A, Series
2024
5 .875 05/01/55 152,815
890,000 Lakeside Preserve Community Development District, Lakeland,
Florida, Special Assessment Bonds, 2023 Project Series 2023
6 .375 05/01/54 931,605
300,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Taylor Ranch Project, Series 2023
6 .125 05/01/43 322,126
100,000 (b) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4,
Series 2024
5 .750 05/01/54 100,275
1,000,000 (b) River Hall Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 4 Series 2023A
6 .500 05/01/54 1,056,242
225,000 Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, Assessment Area 2
Series 2023
6 .125 11/01/43 238,694
400,000 Stonegate Preserve Community Development District, Florida,
Manatee County Special Assessment Revenue Bonds 2023
Project Area Series 2023
6 .125 12/15/53 425,412

Portfolio of Investments January 31, 2026
(continued)
NMI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 250,000 (b) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2024
4 .800% 05/01/55 $ 239,145
485,000 (b) Woodsdale Community Development District, Pasco County,
Florida, Revenue Bonds, Capital Improvement Series 2023
6 .125 11/01/43 515,792
TOTAL FLORIDA 10,587,145
GEORGIA - 3.0%
250,000 (b) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5 .500 04/01/39 259,281
600,000 Cobb County Development Authority, Georgia, Charter School
Revenue Bonds, Northwest Classical Academy, Inc. Project,
Series 2023A
6 .400 06/15/53 600,284
500,000 Fulton County Development Authority, Georgia, Hospital
Revenue Bonds, Wellstar Health System, Inc Project, Series
2017A
4 .000 04/01/50 440,628
1,000,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023B, (Mandatory Put 3/01/30)
5 .000 07/01/53 1,059,219
1,120,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project M Bonds, Series 19A - AGM Insured
5 .000 01/01/59 1,117,408
TOTAL GEORGIA 3,476,820
GUAM - 1.1%
1,250,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2025A
5 .250 07/01/50 1,285,505
TOTAL GUAM 1,285,505
HAWAII - 0.2%
250,000 (b) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5 .125 07/01/43 240,430
TOTAL HAWAII 240,430
IDAHO - 1.3%
1,000,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2025A
5 .250 03/01/53 1,032,443
500,000 (b) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, The College of Idaho Project, Series 2023
5 .875 11/01/53 502,773
TOTAL IDAHO 1,535,216
ILLINOIS - 7.7%
1,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A
5 .500 01/01/55 1,030,761
200,000 Illinois Educational Facilities Authority, Revenue Bonds, Field
Museum of Natural History, Series 2002.RMKT
4 .500 11/01/36 200,102
500,000 Illinois Finance Authority, Revenue Bonds, Bradley University,
Refunding Series 2021A
4 .000 08/01/51 403,800
1,105,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5 .000 11/15/45 1,104,959
845,000 (a),(b) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPoint Joliet Terminal Railroad Project,
Series 2017, (AMT), (Mandatory Put 7/02/35)
4 .800 12/01/43 879,824
540,000 Illinois State, General Obligation Bonds, June Series 2022A 5 .500 03/01/47 567,104
500,000 Illinois State, General Obligation Bonds, March Series 2021A 5 .000 03/01/46 510,132
400,000 Illinois State, General Obligation Bonds, May Series 2020 5 .500 05/01/39 430,146
1,000,000 Illinois State, General Obligation Bonds, October Series 2022C 5 .500 10/01/41 1,093,538
1,900,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2019A
5 .000 01/01/44 1,958,944
205,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 12/15/35 145,174
600,000 (b) Schaumburg Village, Cook and DuPage Counties, Illinois, Tax
Increment Revenue Note Certificates of Participation, North
Schaumburg Redevelopment Project Area, Series 2025
6 .125 12/30/38 606,662
TOTAL ILLINOIS 8,931,146

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA - 3.0%
$ 735,000 (b) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for
Educational Excellence Project, Refunding Series 2020A
5 .875% 06/01/55 $ 656,892
1,000,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Obligation Group, Fixed Rate Series 2023A
5 .000 10/01/46 1,040,825
1,000,000 Indiana Finance Authority, Student Housing Revenue Bonds,
SFP-PUFW I, LLC Series 2024A
5 .000 07/01/54 991,914
500,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .000 03/01/53 520,284
250,000 (b) Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt
Paper LLC Project, Refunding Series 2024, (AMT)
5 .000 01/01/54 245,821
TOTAL INDIANA 3,455,736
IOWA - 0.5%
500,000 (c) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32)
5 .000 12/01/50 581,333
TOTAL IOWA 581,333
LOUISIANA - 2.6%
1,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Womans Hospital Foundation Project, Refunding Series
2017A
5 .000 10/01/44 1,009,664
400,000 (b) Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds,
Christwood Project, Refunding Series 2024
5 .250 11/15/59 374,579
1,000,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series
2023A
5 .250 10/01/48 1,001,982
500,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .500 09/01/59 507,000
100,000 (a) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2011, (Mandatory Put 6/01/30)
3 .700 08/01/41 102,123
TOTAL LOUISIANA 2,995,348
MASSACHUSETTS - 1.3%
1,500,000 Massachusetts School Building Authority, Senior Dedicated
Sales Tax Revenue Bonds, Subordinated Social Series 2025A
5 .000 02/15/55 1,553,606
TOTAL MASSACHUSETTS 1,553,606
MINNESOTA - 1.6%
75,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4 .250 08/01/46 63,097
1,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .000 02/15/48 1,003,683
555,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School Project, Series 2019
5 .000 07/01/49 504,267
300,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
4 .250 09/01/37 295,412
TOTAL MINNESOTA 1,866,459
MISSISSIPPI - 0.9%
1,000,000 Mississippi Hospital Equipment and Facilities Authority,
Revenue Bonds, Baptist Memorial Healthcare, Series 2016A
5 .000 09/01/41 1,006,960
TOTAL MISSISSIPPI 1,006,960

Portfolio of Investments January 31, 2026
(continued)
NMI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI - 2.4%
$ 1,000,000 Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Southwest Baptist
University Project, Series 2012
5 .000% 10/01/33 $ 993,494
500,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016A
5 .000 02/01/46 499,501
500,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2024A
5 .250 02/01/54 501,499
100,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village Saint Louis Obligated
Group, Series 2017
5 .000 09/01/48 96,185
215,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village Saint Louis Obligated
Group, Series 2018A
5 .250 09/01/53 210,409
335,000 Saline County Industrial Development Authority, Missouri, First
Mortgage Revenue Bonds, Missouri Valley College, Series
2017
4 .500 10/01/40 307,344
225,000 (b) Taney County Industrial Development Authority, Missouri, Sales
Tax Revenue Improvement Bonds, Big Cedar Infrastructure
Project Series 2023
6 .000 10/01/49 224,177
TOTAL MISSOURI 2,832,609
NEBRASKA - 1.4%
500,000 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue
Bonds, Refunding Crossover Series 2017A
5 .000 09/01/42 535,703
1,000,000 Omaha, Nebraska, General Obligation Bonds, Various Purpose
Series 2025B
5 .000 04/15/44 1,089,229
TOTAL NEBRASKA 1,624,932
NEVADA - 0.3%
350,000 Las Vegas Special Improvement District 817, Nevada, Local
Improvement Revenue Bonds, Summerlin Village 29 Series
2023
6 .000 06/01/48 368,723
TOTAL NEVADA 368,723
NEW HAMPSHIRE - 1.2%
496,378 (a) National Finance Authority, New Hampshire, Municipal
Certificates Series 2025-1 Class A-2
4 .086 01/20/41 471,405
1,000,000 (b) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018B
4 .625 11/01/42 896,151
TOTAL NEW HAMPSHIRE 1,367,556
NEW JERSEY - 1.3%
500,000 (b) New Jersey Economic Development Authority, New Jersey,
Dock and Wharf Facility Revenue Bonds, Repauno Port & Rail
Terminal Project, Series 2025, (AMT)
6 .625 01/01/45 519,211
1,000,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/46 985,738
TOTAL NEW JERSEY 1,504,949
NEW YORK - 7.0%
60,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Catholic Health
System, Inc. Project, Series 2015
5 .250 07/01/35 59,998
250,000 Genesee County Funding Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2022A
5 .250 12/01/52 251,357
315,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1
5 .250 11/15/55 321,586
1,000,000 (b) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 1,000,027
250,000 (a),(b) New York State Environmental Facilities Corporation, Solid
Waste Disposal Revenue Bonds, Casella Waste Systems, Inc.
Project, Series 2020R-1, (AMT), (Mandatory Put 9/03/30)
4 .250 09/01/50 253,998
1,500,000 New York State Transitional Finance Authority, Revenue Bonds,
Fiscal Building Series 2026S-1
5 .000 07/15/37 1,747,983

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,500,000 New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green
Series 2024A, (AMT)
5 .500% 12/31/60 $ 1,516,323
1,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .500 06/30/54 1,015,525
445,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
6 .000 06/30/54 462,778
500,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6 .000 04/01/35 553,514
100,000 Oneida Indian Nation, New York, Tax Revenue Bonds, Series
2024B
6 .000 09/01/43 108,141
1,000,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series
2006
5 .000 06/01/48 903,939
TOTAL NEW YORK 8,195,169
NORTH CAROLINA - 0.6%
685,000 North Carolina Medical Care Commission,  Retirement
Facilities First Mortgage Revenue Bonds, Southminster Project,
Refunding Series 2016
5 .000 10/01/31 691,438
TOTAL NORTH CAROLINA 691,438
NORTH DAKOTA - 0.1%
100,000 Grand Forks, North Dakota, Senior Housing & Nursing Facilities
Revenue Bonds, Valley Homes and Services Obligated Group,
Series 2017
5 .000 12/01/36 100,148
TOTAL NORTH DAKOTA 100,148
OHIO - 4.0%
500,000 Allen County, Ohio, Hospital Facilities Revenue Bonds, Bon
Secours Mercy Health, Inc., Series 2025A
5 .000 11/01/40 559,238
1,000,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 823,837
500,000 (b) Columbus-Franklin County Finance Authority, Ohio, Revenue
Bonds, Bridge Park G Block Project, Public Infrastructure Series
2022
5 .000 12/01/45 501,919
500,000 (a),(b) Jefferson County Port Authority, Ohio, Economic Development
Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023,
(AMT), (Mandatory Put 12/01/28)
5 .000 12/01/53 511,745
500,000 (b) Ohio Air Quality Development Authority, Ohio, Exempt
Facilities Revenue Bonds, AMG Vanadium Project, Series 2019,
(AMT)
5 .000 07/01/49 462,795
250,000 (b) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Cuyahoga Falls, Series 2025A
6 .250 01/01/45 258,603
250,000 (b) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Mansfield Project, Series 2024
6 .000 01/01/45 252,766
200,000 (b) Port of Greater Cincinnati Development Authority, Ohio,
Multifamily Housing Revenue Bonds, Vivera Northbrook
Project, Series 2025A
6 .500 01/01/45 208,735
1,000,000 Port of Greater Cincinnati Development Authority, Ohio,
Parking Revenue Bond, 3CDC Obligated Group Parking
Facilities, Refunding Series 2025A
5 .000 12/01/55 1,027,799
TOTAL OHIO 4,607,437
OKLAHOMA - 0.8%
670,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/52 670,087
250,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6 .250 12/01/40 281,149
TOTAL OKLAHOMA 951,236

Portfolio of Investments January 31, 2026
(continued)
NMI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OREGON - 0.0%
$ 55,000 Clackamas County Hospital Facility Authority, Oregon, Revenue
Bonds, Rose Villa Inc., Series 2020A
5 .250% 11/15/50 $ 54,457
TOTAL OREGON 54,457
PENNSYLVANIA - 2.9%
400,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts
Project, Series 2023
6 .250 05/01/42 406,575
245,000 Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Waterfront-30 E
Allen Street Project, Subordinate Series 2024B
6 .000 05/01/42 251,778
53,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6 .000 06/30/34 57,094
700,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5 .000 06/30/39 645,804
350,000 (d) Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024B-1
0 .000 06/30/44 250,775
109,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Taxable Series 2024A-1
8 .000 06/30/34 111,089
500,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, Penn State Health, Series 2021
5 .000 11/01/51 501,025
490,000 Lehigh County, Pennsylvania, Revenue Bonds, Lehigh Valley
Dual Language Charter School, General Purpose Authority,
Series 2023
7 .000 06/01/53 519,054
350,000 Montgomery County Redevelopment Authority, Pennsylvania,
Special Obligation Revenue Bonds, River Pointe Project Series
2023
6 .500 09/01/43 359,349
200,000 (a),(b) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Core Natural Resources
Inc., Project, Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/51 218,444
TOTAL PENNSYLVANIA 3,320,987
PUERTO RICO - 1.8%
1,760,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/51 448,099
500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .750 07/01/53 483,047
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5 .000 07/01/58 980,425
200,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 199,042
TOTAL PUERTO RICO 2,110,613
SOUTH CAROLINA - 1.8%
620,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Bishop Gadsden
Episcopal Retirement Community, Series 2019A
4 .000 04/01/49 519,243
1,000,000 (b) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Palmera Apartments
Project, Series 2025A
6 .750 12/01/60 988,744
560,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Riverwalk Academy
Project Series 2023A
7 .000 06/15/43 577,397
TOTAL SOUTH CAROLINA 2,085,384
SOUTH DAKOTA - 0.1%
100,000 Sioux Falls, South Dakota, Health Facilities Revenue Bonds,
Dow Rummel Village Project, Series 2017
5 .125 11/01/47 90,079
TOTAL SOUTH DAKOTA 90,079
TENNESSEE - 0.2%
250,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT)
5 .500 07/01/42 272,956
TOTAL TENNESSEE 272,956

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS - 5.6%
$ 213,000 (b) Kyle, Texas, Special Assessment Revenue Bonds, Southwest
Kyle Public Improvement District 1 Improvement Area 2
Project, Series 2023
6 .750% 09/01/48 $ 222,061
115,000 (b) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4 .625 10/01/31 115,432
1,000,000 (b) Mustang Ridge, Travis and Caldwell Counties, Texas, Special
Assessment Revenue Bonds, Durango Public Improvement
District Improvement Area 1 Series 2023
6 .375 09/01/53 1,033,294
1,000,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate
Housing Foundation - College Station I LLC - Texas A&M
University Project, Series 2014A - AGM Insured
5 .000 04/01/46 999,985
200,000 (c) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
7 .000 09/01/43 241,861
535,000 (b) Plano, Collin and Denton Counties, Texas, Special Assessment
Revenue Bonds, Haggard Farm Public Improvement District
Project, Area 1 Project Series 2023
7 .500 09/15/53 559,838
240,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5 .000 02/01/34 240,051
295,000 SA Energy Acquisition Public Facilities Corporation, Texas, Gas
Supply Revenue Bonds, Series 2007
5 .500 08/01/27 304,770
1,000,000 Texas Private Activity Bond Surface Transpiration Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant
Express Managed Lanes Project, Senior Lien Series 2023,
(AMT)
5 .500 12/31/58 1,032,018
1,000,000 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5 .000 06/30/58 977,333
250,000 (b) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Bella Fortuna Public Improvement
District, Series 2024
5 .625 09/01/51 253,580
500,000 (b) Vista Lago, Travis County, Texas, Special Assessment Revenue
Bonds, Tessera on Lake Travis Public Improvement District
Improvement Area #3 Project, Series 2024
6 .000 09/01/54 507,683
TOTAL TEXAS 6,487,906
UTAH - 1.0%
750,000 (b) Northwest Quadrant Public Infrastructure District, Utah, Limited
Tax General Obligation Bonds, Series 2025A
6 .125 03/01/56 753,966
410,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .250 07/01/53 419,748
TOTAL UTAH 1,173,714
VIRGIN ISLANDS - 1.2%
380,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/32 405,002
1,000,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmanas Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
6 .000 12/01/55 993,887
TOTAL VIRGIN ISLANDS 1,398,889
VIRGINIA - 1.9%
100,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024A
6 .875 12/01/58 108,132
100,000 Virginia Beach Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury on
Chesapeake Bay, Series 2023A
7 .000 09/01/53 109,880
1,265,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/56 1,195,783
750,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 12/31/47 751,027
TOTAL VIRGINIA 2,164,822

Portfolio of Investments January 31, 2026
(continued)
NMI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON - 1.4%
$ 1,000,000 Grays Harbor Public Hospital District 1, Washington, Revenue
Bonds, Summit Pacific Medial Center Series 2023
6 .750% 12/01/44 $ 1,112,901
500,000 Jefferson County Public Hospital District 2, Washington,
Hospital Revenue Bonds, Refunding Series 2023A
6 .875 12/01/53 519,265
TOTAL WASHINGTON 1,632,166
WEST VIRGINIA - 1.0%
100,000 (b) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Subordinate Improvement
Series 2023A
7 .000 06/01/43 105,478
1,000,000 West Virginia Hospital Finance Authority, Revenue Bonds,
West Virginia University Health System Obligated Group,
Improvement Series 2017A
5 .000 06/01/47 1,003,177
TOTAL WEST VIRGINIA 1,108,655
WISCONSIN - 3.2%
3,634 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/46 23
3,583 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/47 22
3,557 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/48 22
3,532 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/49 22
3,480 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/50 22
3,813 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/51 24
95,430 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
3 .750 07/01/51 65,365
3,788 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/52 23
3,736 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/53 23
3,711 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/54 23
3,660 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/55 22
3,608 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/56 22
3,583 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/57 22
3,532 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/58 22
3,506 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/59 21
3,480 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/60 21

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 3,429 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000% 01/01/61 $ 21
3,404 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/62 21
3,352 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/63 20
3,327 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/64 20
3,301 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/65 20
3,250 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/66 20
42,334 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/67 257
1,000,000 (b) Public Finance Authority of Wisconsin, Multifamily Housing
Revenue Bonds, Promenade Apartments Project, Series 2024
6 .250 02/01/39 1,024,621
500,000 (b) Public Finance Authority of Wisconsin, Revenue Bonds,
Revolution Academy, Refunding Series 2023A
6 .250 10/01/53 509,710
535,000 (b) Public Finance Authority of Wisconsin, Revenue Bonds, Unity
Classical Charter School, A Challenge Foundation Academy,
Series 2023
6 .625 07/01/43 549,674
250,000 (b) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5 .000 06/01/41 255,447
200,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Project. Series
2014
5 .125 10/01/34 200,163
200,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Oakwood Lutheran Senior
Ministries, Series 2021
4 .000 01/01/57 156,030
1,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, PHW Oconomowoc, Inc. Project,
Series 2018
5 .125 10/01/48 951,252
TOTAL WISCONSIN 3,712,975
TOTAL MUNICIPAL BONDS
(Cost $108,532,239) 109,922,750
SHARES DESCRIPTION VALUE
4,905 WARRANTS - 0.0% 4,905
TRANSPORTATION - 0.0%
3,270 (f),(g) BL TRAIN HOLDINGS WEST LLC 4,905
TOTAL TRANSPORTATION 4,905
TOTAL WARRANTS
(Cost $0) 4,905
TOTAL LONG-TERM INVESTMENTS
(Cost $108,532,239) 109,927,655
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  3.4%
4000000 MUNICIPAL BONDS - 3.4% 4000000
ILLINOIS - 0.8%
1,000,000 (h) Illinois Finance Authority, Revenue Bonds, Northshore
University HealthSystem, Series 2022C
3 .050 08/15/57 1,000,000
TOTAL ILLINOIS 1,000,000

Portfolio of Investments January 31, 2026
(continued)
NMI

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK - 2.6%
$ 3,000,000 (h) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2025 Series EE-1
3 .200% 06/15/55 $ 3,000,000
TOTAL NEW YORK 3,000,000
TOTAL MUNICIPAL BONDS
(Cost $4,000,000) 4,000,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,000,000) 4,000,000
TOTAL INVESTMENTS - 97.9%
(Cost $112,532,239) 113,927,655
OTHER ASSETS & LIABILITIES, NET -  2.1% 2,391,495
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 116,319,150
AMT Alternative Minimum Tax
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $31,641,000 or 27.8% of Total Investments.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(h) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

NMI
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 109,922,750 $ – $ 109,922,750
Warrants – – 4,905 4,905
Short-Term Investments:
Municipal Bonds – 4,000,000 – 4,000,000
Total $ – $ 113,922,750 $ 4,905 $ 113,927,655